Acquisition and Deconsolidation of Subsidiary (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Mar. 31, 2013 Tropical [Member]	Dec. 31, 2011 Tropical [Member]	Mar. 31, 2013 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]
Calculation for the final price of the acquisition
Cash				$ 700,000	$ 700,000	$ 12,819,594	$ 12,819,594						$ 101,998
Promissory Notes						2,378,668							200,000
Contingent consideration/working capital adjustment				259,550	259,550	2,123,210		2,100,000	2,100,000	0	15,320	36,547	126,287
Preferred Stock, based on OPM				4,026,822				4,187,151
Common Stock, based on trading price				500,000							55,360		22,860
Non-controlling interest	(36,449)	(71,431)	(105,522)										105,522
Total Allocation of Purchase Consideration				$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,287,151	$ 6,287,151		$ 70,680		$ 555,767